Accounts receivable - Movement of allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable
Balance at beginning of the year	¥ 3,492,919	¥ 3,434,615
Balance at end of the year	4,648,583	3,492,919	¥ 3,434,615
Allowance for credit losses
Accounts receivable
Balance at beginning of the year	(893,953)	(723,655)	(692,722)
Provision	(538,135)	(510,885)	(387,196)
Write-offs	411,767	340,587	356,263
Balance at end of the year	¥ (1,020,321)	¥ (893,953)	¥ (723,655)